ACQUISITION - Jinghan Taihe (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Feb. 28, 2019 CNY (¥) item	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Business Acquisition [Line Items]
Goodwill		$ 8,669	¥ 60,353	¥ 73,166	¥ 73,166
Ten Tutoring Centers controlled by Beijing Xinganxian
Business Acquisition [Line Items]
Number of branches	10
Agreement tenure	10 years
Number of schools under the branch companies	10
Renewal term	10 years
Goodwill | ¥	¥ 20,911
Long Term Accounts Receivable And Other Receivables, Valuation Input, Discount Rate		17.00%	17.00%